Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

April 29, 2011

Matthew Gaarder

(415) 315-6302

matthew.gaarder@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	RS Variable Products Trust (Registration Nos. 333-135544 and 811-21922)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Variable Products Trust (the “Trust”) is Post-Effective Amendment No. 14 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 15 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment relates to the Class I and Class II shares of the series of the Trust, and is being filed in connection with the Trust’s annual update. The Trust is filing the Amendment to (i) update financial information contained in the Registration Statement, (ii) respond to comments given to us by Ms. Sally Samuels, the Trust’s Securities and Exchange Commission reviewer, and (iii) update certain other information. Pursuant to the provisions of Rule 485(b) under the Securities Act, it is intended that the Amendment become effective on May 1, 2011. This Amendment is marked to show changes effected in the Registration Statement by this Amendment.

The Amendment does not contain any disclosure that, in our view, would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at 415-315-6302.

Sincerely,

/s/ Matthew Gaarder

Matthew Gaarder

cc:	Sally Samuels, Securities and Exchange Commission
Benjamin L. Douglas, Esq., RS Variable Products Trust
Timothy W. Diggins, Esq., Ropes & Gray LLP